Sentinel Variable Products Trust


                            P o l i c y h o l d e r s
                                   R e p o r t


                             J u n e 3 0, 2 0 0 1

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive
Montpelier, Vermont 05604



--------------------------------------------------------------------------------
TABLE OF CONTENTS

2     Message to Policyholders
3     Fund Performance
4     Sentinel Variable Products Trust Common Stock Fund
5     Sentinel Variable Products Trust Growth Index Fund
7     Sentinel Variable Products Trust Mid Cap Growth Fund
8     Sentinel Variable Products Trust Small Company Fund
9     Sentinel Variable Products Trust Money Market Fund
10    SVPT Statement of Assets and Liabilities
11    SVPT Statement of Operations
12    SVPT Statement of Changes in Net Assets
14    SVPT Financial Highlights
16    SVPT Notes to Financial Statements
18    Trustees and Officers

                            Message to Policyholders


Dear Shareholder:

We are pleased to submit our semi-annual report for the six months ended June 30, 2001.

THE ECONOMY

The pace of economic activity continued to slow during the last six months. Surprisingly, consumer spending on housing and automobiles was relatively strong as the unemployment rate remained low and consumer confidence held steady. Businesses, however, continued to be very cautious in their capital spending on new technology and capital equipment. The slowdown in business spending was a result of slowing economic growth, lower corporate profits, and businesses' desire to reduce their inventories after last year's spending boom.

The Federal Reserve attempted to boost the economy through a series of interest rate cuts during the period. Historically, lower interest rates have helped stimulate economic growth (with a 9-12 month lag) by adding liquidity to the system. President Bush's tax cut plan should provide further stimulus to consumer spending as tax rebates are received over the next few months. As a result of these two forces and the aforementioned declines in inventories, we look forward to a gradually improving economy and more favorable financial markets during the last half of the fiscal year.

THE FINANCIAL MARKETS

After a difficult start to the fiscal year, the stock market experienced a strong rebound in April. During the month, the S&P 500 gained almost 8% while the NASDAQ was up 15%. The market appeared to be responding to signs that corporate profit comparisons could start to improve as we move past the second quarter's results. Companies such as Dell and Intel have indicated that they expect demand to pick up in the second half of the year as their customers look to rebuild inventories in anticipation of the back-to-school and holiday shopping seasons. Other companies, particularly those in the telecommunications industry, have experienced continued deterioration in orders and are not as optimistic about the second half of the year. Our funds' portfolios are well positioned for either scenario. Should the profit rebound be delayed, our emphasis on reasonably valued stocks should cushion the impact of negative news. At the same time, our emphasis on economically sensitive sectors such as technology, consumer cyclicals and basic industries, as well as a number of health care and energy stocks, should drive strong performance for our funds when economic activity accelerates.

Fixed-income securities continued to post strong returns as the favorable conditions of declining interest rates and low inflation increased the demand for bonds. The aggressive easing of monetary policy by the Federal Reserve has bolstered investor confidence regarding a U.S.

economic recovery and increased investors' desire for longer-term maturities in order to maintain attractive levels of investment income. The biggest beneficiary of this positive bond market sentiment has been the high yield market, which has been the best performing asset class within the fixed-income markets this year.

We appreciate your support during these challenging times in the financial markets and look forward to continuing to help you achieve your long-term goals.


/s/ Patrick E. Welch    /s/ Joseph M. Rob
Patrick E. Welch        Joseph M. Rob
Chairman                President


FUND PERFORMANCE

Performance data for each Sentinel Variable Products Trust Fund is provided in this table. Financial data is contained in the following pages.

                                                For the period from
                                             01/01/01 through 06/30/01
                                             -------------------------

                              06/30/01
                              Net Asset               Capital
Sentinel Variable             Value Per      Income    Gain           Total
Products Trust Fund            Share       Dividends Distributions    Return*
-------------------            -----       -----------------------    -------

Common Stock                  $10.02         $ -        $ -           -4.48%
--------------------------------------------------------------------------------
Growth Index                    8.37           -          -          -11.52
--------------------------------------------------------------------------------
Mid Cap Growth                  8.80           -          -          -13.21
--------------------------------------------------------------------------------
Small Company                  10.72           -          -           -0.09
--------------------------------------------------------------------------------
Money Market                    1.00         0.02         -            2.38
--------------------------------------------------------------------------------
Standard & Poor's 500 +          -             -          -           -6.24
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++   -             -          -            5.54
--------------------------------------------------------------------------------


SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND
INVESTMENT IN SECURITIES
at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                        SHARES           VALUE
                                                                       (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS 93.3%
BASIC MATERIALS 7.4%
  Alcan, Inc.                                            8,300          $348,766
  Dow Chemical Co.                                       4,000           133,000
  Dupont, (E.I.) de Nemours                              4,851           234,012
  Engelhard Corp.                                       10,453           269,583
  International Paper                                   11,400           406,980
  Martin Marietta Materials                              3,000           148,470
* Pactiv Corporation                                     6,800            91,120
  Rohm & Haas                                            6,600           217,140
  Vulcan Materials Co.                                   3,242           174,258
  Weyerhaeuser Co.                                       4,288           235,711
                                                                       ---------
                                                                       2,259,040
                                                                       ---------
CAPITAL GOODS 9.9%
  Caterpillar, Inc.                                      5,720           286,286
  Deere & Co.                                            3,600           136,260
  Diebold, Inc.                                          5,000           160,750
  General Dynamics Corp.                                 4,036           314,041
  General Electric Company                               6,760           329,550
  Goodrich Corporation                                   5,800           220,284
* Kemet Corp.                                           11,000           217,910
  Pall Corp.                                            14,000           329,420
  Parker-Hannifin Corp.                                  3,340           141,750
* Quanta Services, Inc.                                  6,000           132,240
  Raytheon Co.                                          15,000           398,250
  Tyco International Ltd.                                1,222            66,599
  United Technologies                                    3,900           285,714
                                                                       ---------
                                                                       3,019,054
                                                                       ---------

COMMUNICATION SERVICES 8.6%
  Alltel Corp.                                           5,000           306,300
  AT&T Corp.                                            20,200           444,400
  Bellsouth Corp.                                        8,910           358,806
* MCI Group                                                600             9,660
  SBC Communications, Inc.                               6,400           256,384
  Sprint Corp. (FON Group)                              13,000           277,680
  Verizon Communications                                14,254           762,589
* Worldcom Group                                        15,000           213,000
                                                                       ---------
                                                                       2,628,819
                                                                       ---------

CONSUMER CYCLICALS 9.1%
  Disney (Walt) Co.                                      7,063           204,050
  Ford Motor Co.                                        11,753           288,536
* Harrah's Entertainment, Inc.                           6,500           229,450
  Jones Apparel Group, Inc.                              5,000           216,000
  Marriott International                                 3,400           160,956
  McGraw-Hill Cos                                        8,194           542,033
  MGM Mirage, Inc.                                       2,200            65,912
  Nordstrom, Inc.                                        5,500           102,025
  Omnicom Group, Inc.                                    1,600           137,600
  Ross Stores, Inc.                                      4,900           117,355
  Sony Corp. (ADR)                                       3,900           256,620
  TRW, Inc.                                              9,912           406,392
  Visteon Corp.                                          3,017            55,453
                                                                       ---------
                                                                       2,782,382
                                                                       ---------

CONSUMER STAPLES 5.0%
* AT&T Corp. Liberty Media -
    Class A                                              8,300           145,167
  Dial Corp.                                            10,000           142,500
  Kimberly-Clark Corp.                                   4,500           251,550
  Newell Rubbermaid, Inc.                               11,000           276,100
  Philip Morris Cos., Inc.                               6,861           348,196
  Proctor & Gamble Co.                                   1,000           $63,800
  Sara Lee Corp.                                        15,639           296,203
                                                                       ---------
                                                                       1,523,516
                                                                       ---------

ENERGY 12.9%
  Burlington Resources, Inc.                            13,092           523,026
  Chevron Corp.                                          4,197           379,828
  Conoco, Inc. - Class B                                11,550           333,795
  Exxon Mobil Corp.                                     11,408           996,489
* Global Marine, Inc.                                    7,681           143,097
  Halliburton Company                                    9,958           354,505
  Ocean Energy, Inc.                                    18,600           324,570
  Royal Dutch Petroleum Co.                              5,902           343,907
  Santa Fe International Corp.                           7,360           213,440
  Schlumberger Ltd.                                      4,358           229,449
  Transocean Sedco Forex                                 2,265            93,431
                                                                       ---------
                                                                       3,935,537
                                                                       ---------

FINANCIALS 16.7%
  American Express Co.                                   5,513           213,904
  American Int'l. Group                                  6,587           566,482
  AON Corp.                                             12,000           420,000
  Bank of America Corp.                                  1,500            90,045
  Bank of New York                                      10,317           495,216
  Bank One Corporation                                   6,000           214,800
* Berkshire Hathaway, Inc. -
    Class A 8                                           555,200
  Chubb Corporation                                      3,500           271,005
  Citigroup, Inc.                                       12,713           671,755
  First Union Corp.                                      4,300           150,242
  Fleet Boston Financial Corp.                           5,500           216,975
  Morgan Stanley Dean Witter                             4,000           256,920
  U.S. Bancorp                                          25,000           569,750
  Wells Fargo                                            8,500           394,655
                                                                       ---------
                                                                       5,086,949
                                                                       ---------

HEALTH CARE 7.7%
  American Home Products                                 8,808           514,739
* Biogen, Inc.                                           4,700           255,492
* Boston Scientific Corp.                               11,100           188,700
  Bristol-Myers Squibb                                   4,231           221,281
* CuraGen Corporation                                    1,200            43,680
  Eli Lilly & Co.                                        2,131           157,694
* Invitrogen Corp.                                         500            35,900
  Johnson & Johnson                                      5,862           293,100
* Quintiles Transnational Corp.                         11,000           277,750
  Schering-Plough                                        3,600           130,464
* Watson Pharmaceuticals, Inc.                           3,500           215,740
                                                                       ---------
                                                                       2,334,540
                                                                       ---------

TECHNOLOGY 8.7%
* Agilent Technologies                                   5,187           168,578
* Analog Devices, Inc.                                   1,500            64,875
  Automatic Data Processing                              6,033           299,840
* BMC Software, Inc.                                     6,000           135,240
  Electronic Data Systems                                3,359           209,938
  Hewlett-Packard Co.                                   10,000           286,000
  Intel Corporation                                      2,018            59,027
  International Business
  Machines Corp.                                         2,500           282,500
* Lexmark Int'l. Group, Inc. -
    Class A                                              2,200           147,950
  Linear Technology                                      2,500           110,550
* LSI Logic Corp.                                       10,500          $197,400
* Microsoft Corp.                                        1,900           138,700
  Nortel Networks Corporation                            1,200            10,908
* Palm, Inc.                                             6,500            39,455
* Teradyne, Inc.                                         5,300           175,430
  Texas Instruments, Inc.                                7,500           236,250
* Waters Corp.                                           2,500            69,025
                                                                      ----------
                                                                       2,631,666
                                                                      ----------
TRANSPORTATION 1.6%
Canadian National Railway Co.                            5,600           226,800
Union Pacific Corp.                                      4,500           247,095
                                                                      ----------
                                                                         473,895
                                                                      ----------
UTILITIES 5.7%
  Duke Energy Corp.                                     10,752           419,436
  El Paso Corp.                                          4,700           246,938
  Enron Corp.                                            3,600           176,400
  Keyspan Corp.                                          5,963           217,530
* NRG Energy, Inc.                                       8,600           189,888
  Reliant Energy, Inc.                                   6,700           215,807
  Williams Cos, Inc.                                     7,870           259,317
                                                                      ----------
                                                                       1,725,316
                                                                      ----------

TOTAL COMMON STOCKS
                                                                     -----------
(Cost $28,692,663)                                                   28,400,714
                                                                     -----------

--------------------------------------------------------------------------------
                                   PRINCIPAL AMOUNT         VALUE
                                     (M=$1,000)            (Note 2)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 3.3%
National City Credit
3.77%, 07/05/01
(Cost $999,581)                         1,000M              999,581
                                                        -----------
TOTAL INVESTMENTS
(Cost $29,692,244)**                                     29,400,295
EXCESS OF OTHER ASSETS
OVER LIABILITIES 3.4%                                     1,036,982
                                                        -----------
NET ASSETS                                              $30,437,277
                                                        ===========
--------------------------------------------------------------------------------

 * Non-income producing.
** Also cost for federal income tax purposes. At June 30, 2001 unrealized depreciation for federal income tax purposes aggregated $291,949 of which $1,556,698 related to appreciated securities and $1,848,647 related to depreciated securities.
(ADR) - American Depository Receipt









See Notes to Financial Statements.


SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND
INVESTMENT IN SECURITIES
at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                        SHARES           VALUE
                                                                       (Note 2)
--------------------------------------------------------------------------------


COMMON STOCKS 99.8%
BASIC MATERIALS 0.1%
  Ecolab, Inc.                                              70           $ 2,868
  International Flavors
    & Fragrances                                            50             1,257
                                                                     -----------
                                                                           4,125
                                                                     -----------

CAPITAL GOODS 12.3%
  Allied Waste Industries, Inc.                            100             1,868
  Fluor Corp.                                               40             1,806
  General Electric Company                               5,357           261,154
  Millipore Corp.                                           25             1,549
  Minnesota Mining &
    Manufacturing Co.                                      220            25,102
  Pitney Bowes, Inc.                                       130             5,476
  Tyco Intl. Ltd.                                        1,040            56,680
  United Technologies Corp.                                260            19,048
                                                                     -----------
                                                                         372,683
                                                                     -----------

COMMUNICATION SERVICES 3.0%
* Nextel Communications, Inc.                              404             7,070
  SBC Communications, Inc.                               1,810            72,509
* Sprint Corp. (PCS Group)                                 503            12,147
                                                                     -----------
                                                                          91,726
                                                                     -----------

CONSUMER CYCLICALS 10.8%
  Avery Dennison Corp.                                      59             3,012
* Bed Bath & Beyond, Inc.                                  150             4,680
* Best Buy Co., Inc.                                       110             6,987
  Block, H & R Inc.                                         50             3,228
  Cintas Corp.                                              90             4,163
  Dollar General Corp.                                     170             3,315
  Dow Jones & Co.                                           46             2,747
  Gap, Inc.                                                461            13,369
  Harcourt General, Inc.                                    40             2,328
  Harley-Davidson, Inc.                                    161             7,580
  Home Depot, Inc.                                       1,259            58,606
  Interpublic Group of Cos                                 203             5,958
* Kohls Corp.                                              185            11,605
  Lowes Companies, Inc.                                    210            15,235
  Mattel, Inc.                                             230             4,352
  Maytag Co.                                                40             1,170
  McGraw-Hill, Inc.                                        110             7,277
  New York Times Co.                                        90             3,780
  Omnicom Group, Inc.                                      104             8,944
  Radioshack Corp.                                          99             3,019
* Robert Half Int'l., Inc.                                  90             2,240
* Sabre Holdings Corp.                                      70             3,500
  Target Corp.                                             480            16,608
  Tiffany & Co. New                                         80             2,898
  TJX Companies, Inc.                                      150             4,780
* TMP Worldwide, Inc.                                       60             3,547
* Univision Communications, Inc.                           110             4,706
  Wal-Mart Stores, Inc.                                  2,411           117,657
                                                                     -----------
                                                                         327,291
                                                                     -----------

CONSUMER STAPLES 13.7%
  Anheuser-Busch Co.                                       481            19,817
  Avon Products, Inc.                                      126             5,831
  Campbell Soup Company                                    214             5,511
  Clorox Co.                                               130             4,400
  Coca-Cola Co.                                          1,345            60,525
  Colgate Palmolive Co.                                    305           $17,992
  CVS Corp.                                                210             8,106
  Deluxe Corp.                                              30               867
  General Mills, Inc.                                      151             6,611
  Gillette Co.                                             569            16,495
  Heinz, H.J. Co.                                          184             7,524
  Hershey Foods Corp.                                       70             4,320
  Kellogg Co.                                              215             6,235
  Kimberly-Clark Corp.                                     290            16,211
* Kroger Co.                                               430            10,750
  PepsiCo, Inc.                                            786            34,741
  Phillip Morris Cos                                     1,190            60,392
  Procter & Gamble Co.                                     700            44,660
  Quaker Oats Co.                                           70             6,388
  Ralston Purina Co.                                       160             4,803
  Sara Lee Corp.                                           422             7,993
* Starbucks Corp.                                          200             4,600
  Sysco Corp.                                              364             9,883
* Tricon Global Restaurants                                 77             3,380
  Tupperware Corp.                                          31               726
  Unilever NV New                                          310            18,467
  UST, Inc.                                                 86             2,482
  Walgreen Co.                                             546            18,646
  Winn Dixie Stores, Inc.                                   70             1,829
  Wrigley (Wm.) Jr. Co.                                    120             5,622
                                                                     -----------
                                                                         415,807
                                                                     -----------

ENERGY 0.3%
  Halliburton Co.                                          230             8,188
                                                                     -----------

FINANCIALS 7.0%
  American Express Co.                                     710            27,548
  Bank of New York Co.                                     400            19,200
  Capital One Financial Corp.                              110             6,600
  Charles Schwab Corp.                                     743            11,368
* Concord EFS, Inc.                                        130             6,761
  Equifax, Inc.                                             75             2,751
  Federal National
  Mortgage Association                                     540            45,981
  Fifth Third Bancorp                                      310            18,615
* Fiserv, Inc.                                              70             4,479
  Marsh & McLennan Co.                                     150            15,150
  Mellon Financial Corp.                                   260            11,960
  Moody's Corporation                                       86             2,881
  Northern Trust Corp.                                     120             7,500
  Providian Financial Corp.                                152             8,998
  State Street Corp.                                       180             8,908
  Stilwell Financial, Inc.                                 119             3,994
  Synovus Financial Corp.                                  150             4,707
  USA Education, Inc.                                       92             6,716
                                                                     -----------
                                                                         214,117
                                                                     -----------

HEALTH CARE 23.5%
  Abbott Laboratories                                      833            39,992
  Allergan, Inc.                                            70             5,985
  American Home Products Corp.                             712            41,609
* Amgen, Inc.                                              566            34,345
  Baxter International, Inc.                               320            15,680
* Biogen, Inc.                                              79             4,294
  Biomet, Inc.                                             100             4,806
  Bristol-Myers Squibb Co.                               1,043           $54,549
  Cardinal Health, Inc.                                    245            16,905
* Chiron Corp.                                             100             5,100
* Forest Labs, Inc. - Class A                               92             6,532
* Guidant Corp.                                            163             5,868
  HCA - The Healthcare Co.                                 290            13,105
  IMS Health, Inc.                                         158             4,503
  Johnson & Johnson                                      1,636            81,817
* King Pharmaceuticals, Inc.                                90             4,838
  Lilly, Eli & Co.                                         609            45,066
* MedImmune, Inc.                                          111             5,239
  Medtronic, Inc.                                          656            30,183
  Merck & Co.                                            1,241            79,312
  Pfizer, Inc.                                           3,401           136,210
  Pharmacia Corp.                                          700            32,165
* St. Jude Medical Inc.                                     50             3,000
  Schering-Plough                                          788            28,557
  Stryker Corp.                                            110             6,033
  Unitedhealth Group, Inc.                                 170            10,497
                                                                     -----------
                                                                         716,190
                                                                     -----------

TECHNOLOGY 28.9%
  Adobe Systems, Inc.                                      127             5,969
* Altera Corporation                                       202             5,858
* Analog Devices, Inc.                                     189             8,174
  Applera Corp-Applied
    Biosytems Group                                        111             2,969
* Applied Materials, Inc.                                  440            21,604
  Automatic Data Processing                                333            16,550
* Avaya Inc.                                               150             2,055
* Cisco Systems, Inc.                                    3,936            71,635
  Citrix Systems, Inc.                                      99             3,455
* Comverse Technology, Inc.                                 93             5,359
* Convergys Corp.                                           92             2,783
* Dell Computer Corp.                                    1,393            36,427
  Electronic Data Systems Corp.                            250            15,625
* EMC Corporation                                        1,187            34,482
  First Data Corp.                                         210            13,492
  Intel Corporation                                      3,623           105,973
  International Business Machines                          944           106,672
* KLA-Tencor Corp.                                         100             5,847
* Lexmark Int'l., Inc. - Class A                            68             4,573
  Linear Technology Corp.                                  175             7,739
* Maxim Integrated Products, Inc.                          180             7,958
* Mercury Interactive Corp.                                 42             2,516
* Microsoft Corp.                                        2,903           211,919
* Network Appliance, Inc.                                  166             2,274
* Oracle Corporation                                     3,018            57,342
* Parametric Technology Corp.                              140             1,959
  Paychex, Inc.                                            198             7,920
* Peoplesoft, Inc.                                         160             7,877
* QLogic Corporation                                        50             3,222
* Qualcomm, Inc.                                           405            23,684
  Scientific-Atlanta, Inc.                                  90             3,654
* Siebel Systems, Inc.                                     241            11,303
* Sun Microsystems, Inc.                                 1,754            27,573
* Tellabs, Inc.                                            218             4,225
* Veritas Software Corp.                                   213            14,171







                                                                   (continued)
                                                                            5


SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND
INVESTMENT IN SECURITIES (cont'd)
at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                        SHARES           VALUE
                                                                       (Note 2)
--------------------------------------------------------------------------------

* Xilinx, Inc.                                             174           $ 7,176
* Yahoo!, Inc.                                             302             6,037
                                                                      ----------
                                                                         878,051
                                                                      ----------
TRANSPORTATION 0.0%
* USAir Group, Inc.                                         36               875
                                                                      ----------
  UTILITIES 0.2%
* Calpine Corp.                                            160             6,048
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $3,414,741)**                                                    3,035,101
                                                                      ----------

EXCESS OF OTHER ASSETS
OVER LIABILITIES 0.2%                                                      7,303
                                                                      ----------
NET ASSETS                                                            $3,042,404
                                                                      ==========


 * Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2001 net unrealized depreciation for federal income tax purposes aggregrated $379,640 of which $125,962 related to appreciated securities and $505,602 related to depreciated securities.



                                              See Notes to Financial Statements.



SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND
INVESTMENT IN SECURITIES
at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                        SHARES           VALUE
                                                                       (Note 2)
--------------------------------------------------------------------------------

COMMON STOCKS 97.1%
CAPITAL GOODS 1.4%
* Plexus Corp.                                           9,700          $320,100
                                                                      ----------

COMMUNICATION SERVICES 1.5%
* Research in Motion Ltd.                                7,700           248,325
* West Corporation                                       4,700           103,447
                                                                      ----------
                                                                         351,772
                                                                      ----------

CONSUMER CYCLICALS 20.5%
* Abercrombie & Fitch Co.                                8,400           373,800
* Administaff, Inc.                                     13,200           343,200
* Bed Bath & Beyond, Inc.                                6,200           193,440
* Best Buy Co., Inc.                                     8,700           552,624
* Coach, Inc.                                            4,400           167,420
  Disney (Walt) Co.                                      6,800           196,452
  Ethan Allen Interiors, Inc.                           12,900           419,250
  Family Dollar Stores, Inc.                            13,000           333,190
  Home Depot, Inc.                                       6,200           288,610
  International Game
  Technology                                             4,800           301,200
  Jones Apparel Group, Inc.                             11,900           514,080
  Omnicom Group, Inc.                                    5,500           473,000
  TJX Companies, Inc.                                   16,100           513,107
  Wal-Mart Stores, Inc.                                  3,300           161,040
                                                                     ----------
                                                                       4,830,413
                                                                      ----------

CONSUMER STAPLES 7.1%
* Electronic Arts, Inc.                                  4,300           248,970
* Outback Steakhouse, Inc.                              20,200           581,760
* Starbucks Corporation                                 16,700           384,100
* Take-Two Interactive
    Software, Inc.                                      24,500           454,475
                                                                      ----------
                                                                       1,669,305
                                                                      ----------

ENERGY 0.9%
Burlington Resources                                     1,600            63,920
* Cal Dive International, Inc.                           5,900           145,140
                                                                      ----------
                                                                         209,060
                                                                      ----------

FINANCIALS 5.6%
Merrill Lynch & Co.                                      7,400           438,450
USA Education, Inc.                                      6,400           467,200
Waddell & Reed Fin'l. -
   Class A                                              13,350           423,862
                                                                      ----------
                                                                       1,329,512
                                                                      ----------
HEALTH CARE 12.1%
  Cambrex Corporation                                    6,800           343,944
* Cell Therapeutics, Inc.                                2,600            71,864
* Chiron Corp.                                           3,400           173,400
* CuraGen Corporation                                    3,900           141,960
* Forest Labs, Inc. - Class A                            1,700           120,700
* Genzyme Corp.- Gen. Div                                4,200           256,200
* Human Genome Sciences, Inc.                            6,900           415,725
* Medicis Pharmaceutical -
    Class A                                              3,200          $169,600
* Millennium Pharmaceuticals                             9,400           334,453
* Myriad Genetics, Inc.                                  6,400           405,247
* Watson Pharmaceuticals                                 6,500           400,660
                                                                      ----------
                                                                       2,833,753
                                                                      ----------

TECHNOLOGY 46.1%
* Aeroflex, Inc.                                         3,600            37,800
* Alpha Industries, Inc.                                15,700           463,935
* Analog Devices, Inc.                                   8,500           367,625
* Applied Materials, Inc.                                6,500           319,150
* Brocade Communications Sys                             6,200           272,738
* Cable Design Technologies                             12,150           196,344
* Cisco Systems, Inc.                                    7,400           134,680
* Cree, Inc.                                             8,600           224,847
* Dell Computer Corp.                                   18,100           473,315
* EMC Corporation                                        7,800           226,590
* Extreme Networks, Inc.                                13,700           404,150
    Intel Corporation                                    9,700           283,725
* Internet Security Systems, Inc.                        2,600           126,256
* Juniper Networks, Inc.                                 2,800            87,080
    KLA - Tencor Corp.                                  11,000           643,170
    Linear Technology Corp.                              9,100           402,402
* LSI Logic Corporation                                  8,600           161,680
* Maxim Integrated
    Products, Inc.                                       6,500           287,365
* Mercury Interactive Corp.                              6,200           371,380
* Micrel, Inc.                                          10,400           343,200
* Micron Technology                                      9,500           390,450
* Novellus Systems, Inc.                                14,200           806,418
* NVIDIA Coporation                                      4,800           445,200
* Oracle Corporation                                    12,600           239,400
* Rational Software
    Corporation                                         12,500           350,625
Scientific Atlanta, Inc.                                 8,700           353,220
Serena Software, Inc.                                    8,500           308,890
* Siebel Systems, Inc.                                   6,200           290,780
* Silicon Storage
    Technology, Inc.                                    28,500           288,705
* Sonus Networks, Inc.                                  10,400           242,944
* Sun Microsystems, Inc.                                 9,500           149,340
* Symantec Corporation                                   5,300           231,557
* Tekelec                                               12,200           330,620
* Veritas Software Corp.                                 3,600           239,508
* Vitesse Semiconductor Corporation                      7,300           153,592
* Wind River Systems                                    11,500           200,790
                                                                      ----------
                                                                      10,849,471
                                                                      ----------

TRANSPORTATION 1.9%
C.H. Robinson
Worldwide, Inc.                                         10,700          $298,423
* EGL, Inc.                                              8,400           146,664
                                                                      ----------
                                                                         445,087
                                                                      ----------

TOTAL COMMON STOCKS (Cost $24,093,492)**
                                                                      22,838,473
                                                                      ----------

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 2.9%                                                 672,697
                                                                    -----------
NET ASSETS                                                          $23,511,170
                                                                    ===========


----------
 * Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2001 net unrealized depreciation for federal income tax purposes aggregrated $1,255,019 of which $2,355,164 related to appreciated securities and $3,610,183 related to depreciated securities.





                                              See Notes to Financial Statements.


SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND
INVESTMENT IN SECURITIES
at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                        SHARES           VALUE
                                                                       (Note 2)
--------------------------------------------------------------------------------

COMMON STOCKS 91.0%
BASIC MATERIALS 3.2%
  Engelhard Corp.                                        9,650          $248,874
  Ferro Corp.                                            9,400           205,014
                                                                    -----------
                                                                         453,888
                                                                    -----------

CAPITAL GOODS 12.6%
  AAR Corp.                                              7,600           129,960
  Aptargroup, Inc.                                       8,300           269,169
* APW Ltd.                                               9,200            93,380
* Black Box Corp.                                        1,800           121,248
* C-COR.net Corp.                                        7,800            93,600
  Clarcor, Inc.                                          3,100            83,235
  CTS Corp.                                             10,900           223,450
  Donaldson Co., Inc.                                    7,600           236,740
  Heico Corp.                                            3,500            62,825
* Kemet Corp.                                           12,500           247,625
  Reliance Steel &
    Aluminum Co.                                         1,800            45,450
  Robbins & Myers, Inc.                                  2,371            66,862
  Teleflex, Inc.                                         3,000           132,000
                                                                    -----------
                                                                       1,805,544
                                                                    -----------

COMMUNICATION SERVICES 1.7%
* West TeleServices Corp.                               10,700           235,507
                                                                    -----------

CONSUMER CYCLICALS 19.1%
* Acxiom Corp.                                           6,200            81,158
* Administaff, Inc.                                      9,200           239,200
  Casey's General Stores                                15,800           205,400
  Claire's Stores, Inc.                                  3,207            62,087
  Ethan Allen Interiors, Inc.                            3,100           100,750
* Fossil, Inc.                                           3,100            64,325
* FYI, Inc.                                              7,500           307,500
  G & K Services Class A                                 1,500            40,350
* Gentex Corp.                                           3,440            95,873
  Global Payment, Inc.                                   3,200            96,320
  Harman Int'l. Industries                               9,850           375,186
  Harte Hank, Inc.                                       9,300           230,268
  Interpublic Group                                      6,100           179,061
* Linens N' Things, Inc.                                 3,100            84,692
  Meredith Corp.                                         3,371           120,716
* Michaels Stores, Inc.                                  1,800            73,800
* Nautica Enterprises, Inc.                              3,200            65,376
  Polaris Industries, Inc.                               1,600            73,280
* Six Flags, Inc.                                        6,300           132,552
* Zale Corp.                                             3,110           104,807
                                                                    -----------
                                                                       2,732,701
                                                                    -----------

CONSUMER STAPLES 10.3%
  ABM Industries                                         1,800            67,050
  Alberto-Culver Co. - Class A                           1,810            64,074
  Applebee's Int'l., Inc.                                3,750           120,000
  Church & Dwight, Inc.                                  6,300           160,335
* Jack in the Box, Inc.                                  6,220           162,342
* Papa John's Int'l., Inc.                               6,200           157,170
  Ruby Tuesday, Inc.                                     3,410            58,311
  Sensient Technologies Corp.                           12,300           252,396
  Unifirst Corp.                                        10,100           191,900
* Whole Foods Market, Inc.                               9,200           249,320
                                                                    -----------
                                                                       1,482,898
                                                                    -----------

ENERGY 5.5%
  Cabot Oil & Gas Corp. -
    Class A                                              7,500          $183,000
  Carbo Ceramics, Inc.                                   1,700            62,985
* Newfield Exploration Co.                               6,100           195,566
* Oceaneering Int'l., Inc.                               3,100            64,325
  Southwestern Energy Co.                                6,520            79,870
* Stone Energy Corp.                                     4,500           199,350
                                                                    -----------
                                                                         785,096
                                                                    -----------

FINANCIALS 9.4%
Arthur J. Gallagher & Co.                                6,000           156,000
Chateau Communities                                      8,150           255,910
Cullen/Frost Bankers, Inc.                               1,500            50,775
HCC Insurance Holdings, Inc.                            10,600           259,700
Liberty Property Trust                                   5,050           149,480
Waddell & Reed Financial                                 8,720           276,860
Willis Group Holdings                                    6,200           110,050
Wilmington Trust Corp.                                   1,500            93,975
                                                                    -----------
                                                                       1,352,750
                                                                    -----------

HEALTH CARE 12.0%
  Alpharma, Inc.                                         9,200           250,700
  Cambrex Corp.                                          6,200           313,596
* Cell Therapeutics, Inc.                                2,000            55,280
* Colorado MEDtech, Inc.                                 6,200            24,118
* Covance, Inc.                                          6,000           135,900
* CuraGen Corp.                                          1,200            43,680
* Diversa Corp.                                          3,230            65,698
* Genencor Int'l., Inc.                                  4,700            74,683
* Healthcare Services Group                              6,220            44,162
* Human Genome Science, Inc.                               900            54,225
  Invacare Corp.                                         1,500            57,945
  Mentor Corp.                                           3,210            91,485
  Minntech Corp.                                         6,250            60,313
  Omnicare, Inc.                                         6,100           123,220
* Regeneron
    Pharmaceuticals, Inc.                                1,800            62,370
* Staar Surgical Co.                                     6,052            29,231
* Watson Pharmaceuticals                                 3,207           197,679
                                                                    -----------
                                                                       1,684,285
                                                                    -----------

TECHNOLOGY 15.1%
* Actuate Corp.                                         12,200           116,510
* Aeroflex, Inc.                                         5,900            61,950
* Affiliated Computer
    Services, Inc.                                       1,800           129,438
* American Management
    Systems, Inc.                                        6,300           148,680
* Asyst Technologies, Inc.                               8,600           116,100
* ATMI, Inc.                                             6,100           183,000
* Cable Design Technologies                              9,400           151,904
* CACI Int'l., Inc. - Class A                            1,900            89,300
  C & D Technologies, Inc.                               2,300            71,300
* Ciber, Inc.                                            9,541            90,640
* Entegris, Inc.                                         6,200            70,990
* FileNet Corp.                                          6,100            90,280
* Kronos, Inc.                                           4,500           184,275
* LSI Logic Corp.                                        3,100            58,280
  National Data Corp.                                    3,000           $97,200
* Pericom Semiconductor Corp.                            4,500            70,740
* Plantronics, Inc.                                      4,500           104,175
* Proxim, Inc.                                           6,100            86,010
* Rogers Corp.                                           6,200           164,300
* Tekelec                                                1,200            32,520
* Wind River Systems                                     3,000            52,380
                                                                    -----------
                                                                       2,169,972
                                                                    -----------

TRANSPORTATION 2.1%
* EGL, Inc.                                              9,100           158,886
  USFreightways Corp.                                    4,600           135,700
                                                                    -----------
                                                                         294,586
                                                                    -----------

TOTAL COMMON STOCKS
(Cost $12,327,499)                                                    12,997,227
                                                                    -----------

--------------------------------------------------------------------------------
                                                 PRINCIPAL AMOUNT        VALUE
                                                    (M=$1,000)         (NOTE 2)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES         9.4%
American General Finance 3.87%, 07/10/01           675M                 674,347
Ford Motor Credit 3.76%, 07/05/01                  675M                 674,718
                                                                    -----------
TOTAL CORPORATE SHORT -TERM NOTES
(COST $1,349,065)                                                     1,349,065
                                                                    -----------
TOTAL INVESTMENTS
(Cost $13,676,564)**                                                 14,346,292

EXCESS OF LIABILITIES
  OVER OTHER ASSETS (0.4%)                                              (62,554)
                                                                    -----------
NET ASSETS                                                          $14,283,738
                                                                    ===========
--------------------------------------------------------------------------------

----------
 * Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2001 net unrealized appreciation for federal income tax purposes aggregated $669,728 of which $1,697,134 related to appreciated securities and $1,027,406 related to depreciated securities.









                                              See Notes to Financial Statements.

SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND
INVESTMENT IN SECURITIES
at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                     PRINCIPAL      AMOUNT VALUE
                                                     (M=$1,000)       (NOTE 2)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES 66.2%
AIG Funding, Inc. 3.87%, 07/02/01                       1,000M          $999,893
American General Finance 3.76%, 07/06/01                  330M           329,828
American General Finance 3.96%, 07/06/01                  135M           134,926
American General Finance 3.99%, 07/06/01                  620M           619,657
Bellsouth Telephone 3.72%, 07/12/01                     1,000M           998,863
Ford Motor Credit 3.66%, 07/20/01                       1,000M           998,068
General Motors Acceptance Corp. 3.68%, 07/27/01         1,000M           997,342
Harley-Davidson Finance 3.95%, 07/09/01                   770M           769,324
Household Finance Co. 3.62%, 08/17/01                   1,000M           995,274
Ingam American Insurance 3.77%, 07/13/01                1,000M           998,743
Met Life Funding 3.83%, 07/13/01                        1,000M           998,723
Morgan Stanley Dean Witter 3.72%, 07/11/01                850M           849,122
Northern Trust Corp. 3.87%, 07/11/01                      535M           534,425
Paccar Financial Corp 3.94%, 07/05/01                   1,000M           999,562
SBC Communications 3.98%, 07/06/01                        535M           534,704
Transamerica Financial Corp. 3.73%, 07/17/01            1,000M           998,342
Wells Fargo & Co. 3.96%, 07/02/01                         875M           874,904
                                                                     -----------
TOTAL CORPORATE SHORT-TERM NOTES
   (Amortized Cost $13,631,700)                                       13,631,700
                                                                     -----------


 U.S. GOVERNMENT
    AGENCY OBLIGATIONS 20.0%
Federal Mortgage Corporation
   Agency Discount Notes:
3.80%, 07/03/01                                         1,190M        $1,189,749
3.89%, 07/03/01                                         1,600M         1,599,654
3.75%, 07/09/01                                         1,340M         1,338,883
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                              ----------
(Amortized Cost $4,128,286)                                            4,128,286
                                                                      ----------
U.S. TREASURY INSTITUTIONAL FUNDS 7.2%
Dreyfus Government Fund -
T Fund # 289                                              600M           600,000
Provident Institutional Funds -
T Fund # 30                                               885M           885,000

TOTAL U.S. TREASURY
INSTITUTIONAL FUNDS
(Amortized Cost $1,485,000)                                            1,485,000
                                                                     -----------

TOTAL INVESTMENTS
(Amortized Cost $19,244,986)*                                         19,244,986

EXCESS OF ASSETS
  OVER OTHER LIABILITIES 6.6%                                          1,352,246
                                                                     -----------
NET ASSETS                                                           $20,597,232
                                                                     ===========
--------------------------------------------------------------------------------

* Also cost for federal income tax purposes.









                                              See Notes to Financial Statements.



SENTINEL VARIABLE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2001 (Unaudited)

                                                            SVPT              SVPT          SVPT            SVPT         SVPT
                                                            Common           Growth        Mid Cap          Small        Money
                                                            Stock             Index        Growth          Company       Market
                                                            Fund              Fund          Fund            Fund          Fund
__________________________________________              ______________  ______________ ______________  ______________ _____________

ASSETS
Investments at value                                     $ 29,400,295    $ 3,035,101    $ 22,838,473    $14,346,292   $19,244,986
Cash and cash equivalents                                   1,238,867            181         459,957        431,602          --
Receivable for securities sold                                   --              798         804,978           --            --
Receivable for fund shares sold                               155,716         10,163          46,899         59,340     1,518,312
Receivable for dividends and interest                          29,600          1,354           3,097          9,490         3,050
Receivable from fund administrator                              4,822          3,707           1,323          1,007         1,009

                                                         ------------    -----------    ------------    -----------   -----------
  Total Assets                                             30,829,300      3,051,304      24,154,727     14,847,731    20,767,357
                                                         ------------    -----------    ------------    -----------   -----------

LIABILITIES
Payable for securities purchased                              366,681          4,137         625,007        549,771          --
Payable for fund shares repurchased                                97             16           1,092            845        96,721
Payable to custodian bank                                        --             --              --             --           1,681
Income dividend payable                                          --             --              --             --          58,552
Accrued expenses                                               10,595          3,419           5,918          6,201         7,339
Management fee payable                                         11,782            746           9,294          5,702         3,928
Fund service fee payable                                        2,868            582           2,246          1,474         1,904
                                                         ------------    -----------    ------------    -----------   -----------
  Total Liabilities                                           392,023          8,900         643,557        563,993       170,125
                                                         ------------    -----------    ------------    -----------   -----------

Net Assets Applicable to Outstanding Shares              $ 30,437,277    $ 3,042,404    $ 23,511,170    $14,283,738   $20,597,232
                                                         ============    ===========    ============    ===========   ===========

Shares Outstanding                                          3,036,352        363,491       2,670,510      1,333,034    20,597,232
Net Asset Value and Maximum Offering Price Per Share     $      10.02    $      8.37    $       8.80    $     10.72   $      1.00

NET ASSETS REPRESENT
Shares of beneficial interest at par value               $      3,036    $       363    $      2,671    $     1,333   $    20,597
Paid-in capital                                            30,445,968      3,557,805      26,605,834     13,537,361    20,576,635
Accumulated undistributed net investment income (loss)        172,375          1,432         (45,043)        27,744          --
Accumulated undistributed net realized gain (loss)
on investments                                                107,847       (137,556)     (1,797,273)        47,572          --
Unrealized appreciation (depreciation) of investments        (291,949)      (379,640)     (1,255,019)       669,728          --
                                                                         -----------    ------------    -----------   -----------

NET ASSETS                                               $ 30,437,277    $ 3,042,404    $ 23,511,170    $14,283,738   $20,597,232
                                                         ============    ===========    ============    ===========   ===========

Investments at Cost                                      $ 29,692,244    $ 3,414,741    $ 24,093,492    $13,676,564   $19,244,986
                                                         ============    ===========    ============    ===========   ===========





See Notes to Financial Statements.
10


SENTINEL VARIABLE PRODUCTS TRUST
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------



                                                            SVPT            SVPT          SVPT         SVPT         SVPT
                                                            Common         Growth        Mid Cap       Small        Money
                                                            Stock           Index        Growth       Company       Market
                                                            Fund            Fund          Fund         Fund         Fund
__________________________________________              ______________  ____________ ______________  ___________ __________

INVESTMENT INCOME

Income:
Dividends                                                $   222,762    $   9,790    $    21,388    $ 41,126    $    --
Interest                                                      19,795         --           10,757      21,216      503,912
                                                         -----------    ---------    -----------    --------    ---------
  Total Income                                           $   242,557    $   9,790    $    32,145    $ 62,342    $ 503,912
                                                         -----------    ---------    -----------    --------    ---------

Expenses:
Management advisory fee                                       69,102        4,218         53,330      30,397       24,799
Transfer agent fees                                            2,000        2,000          2,000       2,000        2,000
Custodian fees                                                 6,162       14,717          6,631      13,971        6,040
Accounting services                                           14,796        1,406         10,873       6,079        9,919
Auditing fees                                                 12,500        2,000          9,500       5,800        8,000
Legal fees                                                       250          150            250         100          250
Reports and notices to shareholders                              200          150            200         100          200
Directors' fees and expenses                                   2,250          200          1,500       1,000        1,287
Other                                                          5,902          126          7,247       2,774        4,745
                                                         -----------    ---------    -----------    --------    ---------
  Total Expenses                                             113,162       24,967         91,531      62,221       57,240
  Expense Reimbursement                                      (35,988)     (15,066)        (7,712)    (22,402)     (15,134)
  Expense Offset                                              (6,162)      (1,467)        (6,631)     (5,221)      (2,440)
                                                         -----------    ---------    -----------    --------    ---------
  Net Expenses                                                71,012        8,434         77,188      34,598       39,666
                                                         -----------    ---------    -----------    --------    ---------
Net Investment Income (Loss)                                 171,545        1,356        (45,043)     27,744      464,246
                                                         -----------    ---------    -----------    --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sales of investments             (18,852)    (116,797)    (1,773,887)     45,873         --
Net change in unrealized appreciation (depreciation)      (1,528,867)    (236,331)    (1,552,346)     (6,076)        --
                                                         -----------    ---------    -----------    --------    ---------
Net Realized and Unrealized Gain (Loss) on Investments    (1,547,719)    (353,128)    (3,326,233)     39,797         --
                                                         -----------    ---------    -----------    --------    ---------

Net Increase (Decrease) in Net Assets from Operations    $(1,376,174)   $(351,772)   $(3,371,276)   $ 67,541    $ 464,246
                                                         ===========    =========    ===========    ========    =========






See Notes to Financial Statements.                                           11


SENTINEL VARIABLE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------
                                                                      SVPT                                SVPT
                                                                  COMMON STOCK                        GROWTH INDEX
                                                                      FUND                               FUND

                                                           SIX MONTHS      PERIOD FROM       SIX MONTHS       PERIOD FROM
                                                           ENDED 6/30/01   11/30/00 (A)      ENDED 6/30/01    11/30/00 (A)
                                                           (UNAUDITED)    THROUGH 12/31/00   (UNAUDITED)    THROUGH 12/31/00
                                                           -----------    ----------------   -----------    ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                             $    171,545    $     29,167    $     1,356    $     1,310
Net realized gain (loss) on sales of investments              (18,852)        126,699       (116,797)       (20,759)
Net change in unrealized appreciation (depreciation)       (1,528,867)      1,236,918       (236,331)      (143,309)
                                                         ------------    ------------    -----------    -----------
Net increase (decrease) in net assets from operations      (1,376,174)      1,392,784       (351,772)      (162,758)
                                                         ------------    ------------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                       --           (28,337)          --           (1,234)
From net realized gain on investments                            --              --             --             --
                                                         ------------    ------------    -----------    -----------
Total distributions to shareholders                              --           (28,337)          --           (1,234)
                                                         ------------    ------------    -----------    -----------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares                           3,942,707         884,319        539,816      3,063,681
Net asset value of shares in reinvestment
of dividends and distributions                                   --            28,337           --            1,234
Net asset value of shares issued in exchange
for net assets of another investment company                     --        27,804,811           --              - _
                                                         ------------    ------------    -----------    -----------
                                                            3,942,707      28,717,467        539,816      3,064,915
Less: Payments for shares reacquired                       (1,926,068)       (305,102)       (66,551)           (12)
                                                         ------------    ------------    -----------    -----------
Increase in net assets from capital share transactions      2,016,639      28,412,365        473,265      3,064,903
                                                         ------------    ------------    -----------    -----------

TOTAL INCREASE IN NET ASSETS FOR PERIOD                       640,465      29,776,812        121,493      2,900,911
Net Assets: Beginning of period                            29,796,812          20,000      2,920,911         20,000
                                                         ------------    ------------    -----------    -----------
Net Assets: End of period                                $ 30,437,277    $ 29,796,812    $ 3,042,404    $ 2,920,911
                                                         ============    ============    ===========    ===========
Undistributed Net Investment
  Income (Loss) at End of Period                         $    172,375    $        830    $     1,432    $        76
                                                         ============    ============    ===========    ===========

(A) Commencement of operations.


See Notes to Financial Statements.
12


SENTINEL VARIABLE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS (CONT'D.)

----------------------------------------------------------------------------------------------------------------------------
                                                                   SVPT                               SVPT
                                                             MID CAP GROWTH                     SMALL COMPANY
                                                                   FUND                               FUND

                                                         SIX MONTHS      PERIOD FROM        SIX MONTHS      PERIOD FROM
                                                         ENDED 6/30/01   11/30/00 (A)       ENDED 6/30/01   11/30/00 (A)
                                                         (UNAUDITED)    THROUGH 12/31/00    (UNAUDITED)    THROUGH 12/31/00
                                                         -----------    ----------------    -----------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                             $    (45,043)   $     (8,302)   $     27,744    $      9,754
Net realized gain (loss) on sales of investments           (1,773,887)        (23,386)         45,873           1,975
Net change in unrealized appreciation (depreciation)       (1,552,346)        297,327          (6,076)        675,804
                                                         ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations      (3,371,276)        265,639          67,541         687,533
                                                         ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                       --              --              --           (10,031)
From net realized gain on investments                            --              --              --              --
                                                         ------------    ------------    ------------    ------------
Total distributions to shareholders                              --              --              --           (10,031)
                                                         ------------    ------------    ------------    ------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares                           5,682,278       1,855,241       3,773,817       2,234,816
Net asset value of shares in reinvestment
  of dividends and distributions                                 --              --              --            10,031
Net asset value of shares issued in exchange
  for net assets of another investment company                   --        21,014,272            --         7,942,354
                                                         ------------    ------------    ------------    ------------
                                                            5,682,278      22,869,513       3,773,817      10,187,201
Less: Payments for shares reacquired                       (1,587,486)       (367,498)       (413,562)        (28,761)
                                                         ------------    ------------    ------------    ------------
Increase in net assets from capital share transactions      4,094,792      22,502,015       3,360,255      10,158,440
                                                         ------------    ------------    ------------    ------------
TOTAL INCREASE IN NET ASSETS FOR PERIOD                       723,516      22,767,654       3,427,796      10,835,942
Net Assets: Beginning of period                            22,787,654          20,000      10,855,942          20,000
                                                         ------------    ------------    ------------    ------------
Net Assets: End of period                                $ 23,511,170    $ 22,787,654    $ 14,283,738    $ 10,855,942
                                                         ============    ============    ============    ============
Undistributed Net Investment
  Income (Loss) at End of Period                         $    (45,043)   $       --      $     27,744    $       --
                                                         ============    ============    ============    ============





                                                                        SVPT
                                                                  MONEY MARKET
                                                                       FUND

                                                           SIX MONTHS       PERIOD FROM
                                                           ENDED 6/30/01    11/30/00 (A)
                                                           (UNAUDITED)    THROUGH 12/31/00
                                                           -----------    ----------------

Net investment income (loss)                             $    464,246    $    99,985
Net realized gain (loss) on sales of investments                 --             --
Net change in unrealized appreciation (depreciation)             --             --
                                                         ------------    -----------
Net increase (decrease) in net assets from operations         464,246         99,985
                                                         ------------    -----------


DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                   (464,246)       (99,985
From net realized gain on investments                            --             --
                                                         ------------    -----------
Total distributions to shareholders                          (464,246)       (99,985
                                                         ------------    -----------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares                          54,172,309      7,529,897
Net asset value of shares in reinvestment
  of dividends and distributions                              464,470         99,985
Net asset value of shares issued in exchange
  for net assets of another investment company                   --       18,562,828
                                                         ------------    -----------
                                                           54,636,779     26,192,710
Less: Payments for shares reacquired                      (53,484,012)    (6,768,245
                                                         ------------    -----------
Increase in net assets from capital share transactions      1,152,767     19,424,465
                                                         ------------    -----------
TOTAL INCREASE IN NET ASSETS FOR PERIOD                     1,152,767     19,424,465
Net Assets: Beginning of period                            19,444,465         20,000
                                                         ------------    -----------
Net Assets: End of period                                $ 20,597,232    $19,444,465
                                                         ============    ===========
Undistributed Net Investment
  Income (Loss) at End of Period                         $       --      $      --
                                                         ============    ===========


(A) Commencement of operations.


See Notes to Financial Statements                                          13

SENTINEL VARIABLE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.
---------------------------------------------------------------------



                                                                          SVPT                              SVPT
                                                                       COMMON STOCK                    GROWTH INDEX
                                                                           FUND                             FUND

                                                             Six Months       Period from       Six Months        Period from
                                                           Ended 6/30/01(B) 11/30/00 through  Ended 6/30/01 (B)  11/30/00 through
                                                            (UNAUDITED)      12/31/00 (A)(B)   (UNAUDITED)      12/31/00 (A)(B)
                                                            -----------      ---------------   -----------      ---------------

Net asset value at beginning of period                     $       10.49   $       10.00     $       9.46       $      10.00
                                                           -------------   -------------     ------------       ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)                                        0.06            0.01             --                 --
                                                           -------------   -------------     ------------       ------------
Net realized and unrealized gain (loss) on investments             (0.53)           0.49            (1.09)             (0.54)
                                                           -------------   -------------     ------------       ------------


Total from investment operations                                   (0.47)           0.50            (1.09)             (0.54)
                                                           -------------   -------------     ------------       ------------

LESS DISTRIBUTIONS
Dividends from net investment income                             --                 0.01              --            0.00 ***
Distributions from realized gains on investments                 --                  --               --                 --
                                                           -------------   -------------     ------------       ------------

Total Distributions                                              --                 0.01              --                 --
                                                           -------------   -------------     ------------       ------------
Net asset value at end of period                           $       10.02   $       10.49     $       8.37       $       9.46
                                                           =============   =============     ============       ============


Total Return (%) *                                                 (4.48)++          5.00++       (11.52)++       (5.36)++
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets (%)                      0.52 +          0.51 +        0.70 +         1.07 +
Ratio of expenses to average net assets before
    voluntary expense reimbursements (%) **                          0.76 +          1.04 +        1.78 +         1.35 +
Ratio of net investment income (loss) to
   average net assets (%)                                            1.16 +          1.20 +        0.10 +         0.51 +
Ratio of net investment income (loss) to average
   net assets before voluntary expense reimbursements (%) **         0.92 +          0.68 +       (0.97)+         0.23 +
Portfolio turnover rate (%)                                            30 ++            8 ++         22 ++          16 ++
Net assets at end of period (000 omitted)                     $     30,437      $   29,797    $   3,042      $   2,921

(A) Commenced operations November 30, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
+  Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3).
*** Represents less than $.005 of average daily shares outstanding.




See Notes to Financial Statements.
14



SENTINEL VARIABLE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS (CONT'D.)
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                                      SVPT                                SVPT
                                                                  MID CAP GROWTH                      SMALL COMPANY
                                                                      FUND                                FUND
                                                                      ----                                ----

                                                             Six Months      Period from        Six Months        Period from
                                                            Ended 6/30/01(B) 11/30/00 through  Ended 6/30/01(B) 11/30/00 through
                                                            (Unaudited)      12/31/00(A)(B)     (Unaudited)     12/31/00 (A)(B)
                                                            -----------      --------------     -----------     ---------------


Net asset value at beginning of period                     $    10.14      $     10.00        $     10.73        $    10.00
                                                           ----------       ----------         ----------        ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)                                    (0.02)             --                0.02              0.01
Net realized and unrealized gain (loss) on investments          (1.32)            0.14              (0.03)             0.73
                                                           ----------       ----------         ----------        ----------

Total from investment operations                                 (1.34)            0.14              (0.01)             0.74
                                                            ----------       ----------         ----------        ----------

LESS DISTRIBUTIONS
Dividends from net investment income                              --                 --                 --              0.01
                                                            ----------       ----------         ----------        ----------
Distributions from realized gains on investments                  --                 --                 --                --
                                                            ----------       ----------         ----------        ----------
Total Distributions                                               --                 --                 --              0.01
                                                            ----------       ----------         ----------        ----------


Net asset value at end of period                            $   8.80         $    10.14         $    10.72        $    10.73
                                                            ==========       ==========         ==========        ==========


Total Return (%) *                                            (13.21)++            1.40++           (0.09)++          7.40 ++
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets (%)                 0.77 +             0.73 +            0.66 +           0.68 +
Ratio of expenses to average net assets before
    voluntary expense reimbursements (%) **                      0.84 +             1.05 +            1.02 +           1.16 +
Ratio of net investment income (loss) to
   average net assets (%)                                       (0.41)+            (0.43)+            0.46 +           1.19 ++
Ratio of net investment income (loss) to average
   net assets before voluntary expense reimbursements (%) *     (0.49)+            (0.75)+            0.09 +           0.72 +
Portfolio turnover rate (%)                                        38 ++               1 ++             39 ++             2 ++
Net assets at end of period (000 omitted)                        23,511         $  22,788          $  14,284        $  10,856




                                                                         SVPT
                                                                     MONEY MARKET
                                                                         FUND
                                                                         ----

                                                             Six Months        Period from
                                                            Ended 6/30/01(B) 11/30/00 through
                                                             (Unaudited)      12/31/00 (A)(B)
                                                             -----------      ---------------


Net asset value at beginning of period                       $     1.00      $    1.00
                                                              ---------       ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)                                       0.02            --
Net realized and unrealized gain (loss) on investments             --              --
                                                              ----------      ----------

Total from investment operations                                    0.02            --
                                                               ----------      ----------

LESS DISTRIBUTIONS
Dividends from net investment income                                 0.02         0.00 ***
                                                               ----------      ----------
Distributions from realized gains on investments                      --          --
                                                               ----------      ----------
Total Distributions                                                  0.02         --
                                                               ----------      ----------


Net asset value at end of period                               $     1.00       $   1.00
                                                               ==========      ==========


Total Return (%) *                                                 2.38 +    +      0.50 ++
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets (%)                    0.42 +           0.44 +
Ratio of expenses to average net assets before
    voluntary expense reimbursements (%) **                         0.58 +           0.82 +
Ratio of net investment income (loss) to
   average net assets (%)                                           4.68 +           6.25 +
Ratio of net investment income (loss) to average
   net assets before voluntary expense reimbursements (%) *         4.53 +           5.86 +
Portfolio turnover rate (%)                                            --              --
Net assets at end of period (000 omitted)                       $  20,597          $ 19,444


(A) Commenced operations November 30, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
+  Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3).
*** Represents less than $.005 of average daily shares outstanding.


See Notes to Financial Statements.

                         Notes to Financial Statements


1. ORGANIZATION:

The Sentinel Variable Products Trust (the "Trust") is a managed, open-end investment company, registered under the Investment Company Act of 1940 as amended which continuously offers its shares, to separate accounts of National Life Insurance Company to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of five separate and distinct funds, four of which are diversified: Common Stock, Mid Cap Growth, Small Company and Money Market, (the Growth Index Fund being non-diversified). The five funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund".

2. ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A. SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Money Market Fund are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis, dividend income is recorded on the ex-dividend date. The cost of securities sold is determined by the use of the specific identification method. Market discount and original issue discount are accreted into income.

C. DIVIDENDS AND DISTRIBUTIONS:
Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital.

D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

E. OTHER: Direct expenses of a fund are charged to that Fund while common expenses of the Series are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from the custodian bank on cash balances and are reflected in the statement of operations as an expense offset. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

F. FEDERAL INCOME TAXES: No provision is made for Federal taxes as it is the Fund's intention to have each Fund continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise income taxes or income tax liability.

3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement, National Life Investment Management Company, Inc. (NLIMC) a wholly owned subsidiary of National Life Insurance Company manages the Funds' investments and their business operations under the overall supervision to the Board of Trustees of Sentinel Variable Products Trust. NLIMC has the responsibility for making all investment decisions for the

Funds. As compensation for services rendered under its advisory agreement, the Trust will pay to NLIMC a monthly fee determined as follows:

a) With respect to the Common Stock, Mid Cap Growth and Small Company Funds:
0.50% per annum on the first $20 million of average daily net assets of each Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.

b) With respect to Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund

c) With respect to the Money Market Fund: 0.25% per annum on the average daily net asset of the Fund. NLIMC has voluntarily agreed for a period of at least until December 31, 2002 to waive the Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:
     Common Stock Fund . . . . . . . . . . . . . 0.48%
     Mid Cap Growth Fund . . . . . . . . . . . . 0.71%
     Small Company Fund . . . . . . . . . . . . . 0.57%
     Growth Index Fund . . . . . . . . . . . . . . 0.60%
     Money Market Fund . . . . . . . . . . . . . . 0.40%
These arrangements may be changed or terminated at any time after December 31, 2002.

For the six months ended June 30, 2001 the amounts reimbursable are as follows Common Stock $35,988, Mid Cap Growth $7,712, Small Company $22,402, Growth Index $15,066 and Money Market $15,134.

Equity Services Inc. (ESI) another wholly owned subsidiary of National Life Insurance Company acts as the principal under-writer of shares of the Funds. ESI receives no compensation from the Trust for acting as principal underwriter.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Corporation ("Sentinel Service") a Vermont corporation which is a wholly owned subsidiary of National Life Insurance Company, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net asset of the Funds for fund accounting and financial administration services. For the six months ended June 30, 2001 this fee totaled $53,075.

4. INVESTMENT TRANSACTIONS:
Purchases and sales (excluding short-term obligations) for the six months ended June 30, 2001 are as follows:

                      PURCHASES OF                   SALES OF
                      OTHER THAN    PURCHASE OF     OTHER THAN
                         U.S.          U.S.            U.S.       SALES OF U.S.
                      GOVERNMENT    GOVERNMENT      GOVERNMENT    GOVERNMENT
                      DIRECT AND    DIRECT AND       DIRECT AND   DIRECT AND
                        AGENCY        AGENCY          AGENCY         AGENCY
FUND                  OBLIGATIONS   OBLIGATIONS    OBLIGATIONS    OBLIGATIONS
----                  -----------   -----------    -----------    -----------

Common Stock........  $10,171,946      $-           $8,558,617       $-
Growth Index........    1,103,606       -              638,382        -
Mid Cap Growth......   13,085,048       -            8,219,782        -
Small Company.......    7,336,491       -            4,408,913        -

(The Sentinel Variable Products Trust Money Market Fund invests only in short-term obligations.)

5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the six month period ended June 30, 2001 were as follows:



                                                                                 Shares                     Shares
                                                                                 issued in                issued in
                                                                                 reinvestment            exchange for      Net
                                                                                 of dividends   Shares   net assets of   increase
                                                                     Shares      and dis-       reac-    other invest-   in shares
Fund                                                                 sold        tributions     quired   ment cos.      outstanding
----                                                                 ----        ----------     ------   ---------      -----------

SIX MONTHS ENDED JUNE 30, 2001
Common Stock                                                         384,243         --       189,715         --        194,528
Growth Index                                                          62,529         --         7,756         --         54,773
Mid Cap Growth .                                                     622,275         --       198,645         --        423,630
Small Company                                                        361,252         --        40,130         --        321,122
Money Market                                                       54,172,309     464,470   53,484,012        --      1,152,767

FOR THE PERIOD FROM NOVEMBER 30, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000

Common Stock                                                          88,670        2,683      30,010    2,780,481    2,841,824
Growth Index                                                         308,590          129           1         --        308,718
Mid Cap Growth .                                                     179,151         --        33,699    2,101,427    2,246,879
Small Company                                                        219,509          921       2,753      794,235    1,011,912
Money Market                                                       7,549,897       99,985   6,768,245   18,562,828   19,444,465


6. BUSINESS TRANSACTIONS:
On November 30, 2000 the Sentinel Variable Products Trust Common Stock received an in-kind contribution consisting of securities, cash and cash equivalents of $27,804,811, the Sentinel Variable Products Trust Mid Cap Growth Fund received an in-kind contribution consisting of securities, cash and cash equivalents of $21,014,272, the Sentinel Variable Products Trust Small Company received an in-kind contribution consisting of securities, cash and cash equivalents of $7,942,354, and the Sentinel Variable Products Trust Money Market received an in-kind contribution of cash and cash equivalents of $18,562,828 from the Provident Market Street Funds, an affiliate of National Life Insurance company.

                             TRUSTEES AND OFFICERS


SENTINEL VARIABLE PRODUCTS TRUST


PATRICK E. WELCH
Chairman and Trustee
Chairman and Chief Executive Officer,
National Life Insurance Company

JOSEPH M. ROB
President and Trustee
Chief Executive Officer,
Sentinel Management Company

WILLIAM D. MCMEEKIN
Trustee
Senior Vice President &
Senior Credit Officer,
The First Vermont Bank

WILLIAM G. RICKER
Trustee
Former President,
Denis, Ricker & Brown

THOMAS P. MALONE
Vice President and Treasurer

D. RUSSELL MORGAN
Secretary

INVESTMENT ADVISOR
National Life Investment Management
Company, Inc.

PRINCIPAL UNDERWRITER
Equity Services, Inc.

COUNSEL
Sidley Austin Brown & Wood

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

CUSTODIAN AND DIVIDEND PAYING AGENT
State Street Bank - Kansas City

TRANSFER AGENT, SHAREHOLDER SERVICING
AGENT AND ADMINISTRATOR
Sentinel Administrative Service
Company

SENTINEL VARIABLE
PRODUCTS TRUST




Sentinel Variable Products Trust Common Stock Fund
Sentinel Variable Products Trust Growth Index Fund
Sentinel Variable Products Trust Mid Cap Growth Fund
Sentinel Variable Products Trust Small Company Fund
Sentinel Variable Products Trust Money Market Fund

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


DISTRIBUTED BY
Equity Services, Inc.
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332